Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Components of Income Tax Benefit

Income tax benefit consists of the following components for the years ended December 31:

	2020		2019
Current tax benefit
The Federal	$	−	$	−
State		5,000		−
Total		5,000		−

Deferred tax benefit
The Federal		−		−
State		−		−
Total		−		−
Total provision for income taxes		$5,000	$	−

Summary of Deferred Tax Assets and Liabilities

The following table summarizes the principal components of deferred tax assets and liabilities of BIGtoken at December 31:

	2020		2019
Deferred income tax assets
Allowance for bad debts		$132,000		$126,000
Stock-based compensation expense		773,000		773,000
Interest expense limitation carryover		182,000		75,000
Contribution carryover		5,000		3,000
Accrued expenses		144,000		204,000
Net operating loss carry forwards		10,122,000		7,657,000
Total		11,358,000		8,838,000

Deferred income tax liabilities
Property and equipment		(19,000)		(49,000)
Intangible assets		(405,000)		(478,000)
Total		(424,000)		(527,000)

Net deferred income tax assets		10,934,000		8,311,000
Valuation allowance		(10,934,000)		(8,311,000)
Total income tax benefit	$	−	$	−

Reconciliation of Income Tax Benefit Computed Using the Federal Statutory Tax Rate

A reconciliation of income tax benefit computed using The Federal statutory tax rate to BIGtoken’s income tax benefit is as follows for the years ended December 31:

	2020	2019
Income tax benefit calculated at The Federal statutory rate	21%	21%
Fair market adjustment derivatives	0%	1%
Amortization of debt discount	(7)%	0%
Current state income tax expense (net of federal benefit)	0%	0%
Change in valuation allowance	(13)%	(21)%
Other	(1)%	(1)%
Total income tax benefit	(0)%	0%